INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	$ (10,315)	$ (13,730)
Mexico operations [Member] | Deferred tax derived from income tax [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	(7,135)	(11,108)
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Tax loss carryforwards [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets	6,533	1,162
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets	5,013	3,231
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Inventories [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(5,186)	(3,880)
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(13,495)	(11,621)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	(3,180)	(2,622)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(519)	(258)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	$ (2,661)	$ (2,364)